Description of Plan (Details) - Employees' 401(k) Savings and Investment Plan	12 Months Ended
Dec. 31, 2025 age
Description of Plan
Minimum service period for Plan eligibility	90 days
Minimum age for Plan eligibility	21
Automatic enrollment deferral rate (as a percent)	3.00%